Document And Entity Information	3 Months Ended
May 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001504678
Entity Registrant Name	Loop Industries, Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2027
Document Period End Date	May 31, 2026
Document Type	8-K
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38301
Entity Tax Identification Number	27-2094706
Entity Address, Address Line One	480 Fernand-Poitras
Entity Address, City or Town	Terrebonne
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	J6Y 1Y4
City Area Code	450
Local Phone Number	951-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LOOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false